Fair value estimate - Assets and liabilities measured and recognized at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value estimate
Financial assets	$ 12,182	$ 8,843
Financial liabilities	29,798	35,806
Transfers from level 1 to 2 assets	0
Transfers from level 2 to 1 assets	0
Transfers from level 1 to 2 liabilities	0
Transfers from level 2 to 1 liabilities	0
Transfers in to level 3	0
Transfers out of level 3	0
Fair value measurement
Fair value estimate
Financial assets	559	720
Financial liabilities	2,023	2,414
Fair value measurement | Derivative risk
Fair value estimate
Financial assets	559	720
Derivative risk | Fair value measurement
Fair value estimate
Financial liabilities	790	1,639
Participative stockholders' debentures | Fair value measurement
Fair value estimate
Financial liabilities	1,233	775
Level 2 | Fair value measurement
Fair value estimate
Financial assets	289	405
Financial liabilities	1,814	1,965
Level 2 | Fair value measurement | Derivative risk
Fair value estimate
Financial assets	289	405
Level 2 | Derivative risk | Fair value measurement
Fair value estimate
Financial liabilities	581	1,190
Level 2 | Participative stockholders' debentures | Fair value measurement
Fair value estimate
Financial liabilities	1,233	775
Level 3 | Fair value measurement
Fair value estimate
Financial assets	270	315
Financial liabilities	209	449
Level 3 | Fair value measurement | Derivative risk
Fair value estimate
Financial assets	270	315
Level 3 | Derivative risk | Fair value measurement
Fair value estimate
Financial liabilities	$ 209	$ 449